Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables.
Schedule of Trade and Other Payables

Amounts in US$ ‘000	2024	2023
V.A.T	8,842	975
Trade payables	93,435	108,977
Customer advance payments (a)	152,000	—
Other short-term advance payments (b)	—	450
Outstanding commitments in Chile (c)	3,320	5,869
Staff costs to be paid	11,563	10,852
Royalties to be paid	723	791
Taxes and other debts to be paid	8,237	9,381
To be paid to co-venturers (Note 34)	1,829	522
	279,949	137,817
Classified as follows:
Current	279,949	137,817
Non-current	—	—
(a)	Funds drawn under the offtake and prepayment agreement with Vitol (see Note 30.1).
(b)	Advance payment collected in relation with the sale of the Group’s business in Chile (see Note 35.3).
(c)	Investment commitments in the Campanario and Isla Norte Blocks as a result of sale agreement of the Group’s business in Chile (see Note 35.3), net of amounts already incurred as of December 31, 2024.